Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Operating Lease Liabilities	$ 52	$ 0
Deferred Compensation	604	0
Fixed Assets	537	0
Foreign tax loss carryforward	987	1,255
Other	98	0
Deferred tax assets before valuation allowance	2,278	1,255
Valuation allowance	(1,024)	(1,255)
Total deferred tax assets	1,254	0
Deferred tax liability
Operating Lease Right of Use Assets	(40)	0
Total deferred tax liability	(40)	0
Deferred tax assets, net	$ 1,214	$ 0